UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09837

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Portfolio of Investments

Common Stocks — 96.5%(1)

Security	Shares	Value

Aerospace & Defense — 1.5%
Precision Castparts Corp.	8,200	$1,419,174

		$1,419,174

Beverages — 2.5%
Anheuser-Busch InBev NV ADR	15,200	$1,273,760
Beam, Inc.	19,800	1,100,088

		$2,373,848

Biotechnology — 3.9%
Biogen Idec, Inc.(2)	7,500	$1,036,650
Celgene Corp.(2)	10,600	777,192
Gilead Sciences, Inc.(2)	17,900	1,202,164
Vertex Pharmaceuticals, Inc.(2)	13,500	651,240

		$3,667,246

Building Products — 0.7%
Fortune Brands Home & Security, Inc.(2)	23,000	$654,120

		$654,120

Capital Markets — 0.9%
T. Rowe Price Group, Inc.	13,300	$863,702

		$863,702

Chemicals — 4.8%
Celanese Corp., Series A	24,000	$911,760
Cytec Industries, Inc.	15,900	1,094,238
Monsanto Co.	17,400	1,497,618
Praxair, Inc.	9,900	1,051,479

		$4,555,095

Commercial Banks — 3.7%
Capital Bank Financial Corp., Class A(2)	30,000	$525,900
First Republic Bank	28,600	982,410
Toronto-Dominion Bank (The)	12,900	1,049,286
Wells Fargo & Co.	26,600	896,154

		$3,453,750

Commercial Services & Supplies — 1.1%
Waste Connections, Inc.	31,850	$1,045,636

		$1,045,636

Security	Shares	Value

Communications Equipment — 2.2%
Palo Alto Networks, Inc.(2)	10,000	$549,800
QUALCOMM, Inc.	25,600	1,499,520

		$2,049,320

Computers & Peripherals — 8.5%
Apple, Inc.	11,000	$6,546,100
EMC Corp.(2)	59,800	1,460,316

		$8,006,416

Distributors — 1.1%
LKQ Corp.(2)	50,800	$1,061,212

		$1,061,212

Electronic Equipment, Instruments & Components — 1.0%
InvenSense, Inc.(2)	86,500	$968,800

		$968,800

Energy Equipment & Services — 2.2%
National Oilwell Varco, Inc.	16,000	$1,179,200
Rowan Cos., Inc.(2)	29,000	919,590

		$2,098,790

Food Products — 3.7%
Annie’s, Inc.(2)	15,367	$606,997
Hershey Co. (The)	15,800	1,087,830
Mondelez International, Inc., Class A	48,300	1,281,882
WhiteWave Foods Co. (The), Class A(2)	31,484	518,541

		$3,495,250

Health Care Equipment & Supplies — 3.8%
Align Technology, Inc.(2)	20,100	$534,258
Analogic Corp.	7,700	567,182
Intuitive Surgical, Inc.(2)	3,200	1,735,104
Stryker Corp.	13,400	704,840

		$3,541,384

Health Care Providers & Services — 2.5%
Brookdale Senior Living, Inc.(2)	20,100	$471,546
Catamaran Corp.(2)	15,638	737,488
MEDNAX, Inc.(2)	16,200	1,117,476

		$2,326,510

18	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.0%
Las Vegas Sands Corp.	16,000	$743,040
Yum! Brands, Inc.	29,700	2,082,267

		$2,825,307

Household Durables — 0.4%
Tempur-Pedic International, Inc.(2)	14,700	$388,668

		$388,668

Household Products — 0.8%
Colgate-Palmolive Co.	7,100	$745,216

		$745,216

Industrial Conglomerates — 1.0%
Danaher Corp.	17,600	$910,448

		$910,448

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(2)	5,100	$1,187,382
priceline.com, Inc.(2)	1,800	1,032,786
Shutterfly, Inc.(2)	16,900	511,394

		$2,731,562

Internet Software & Services — 7.7%
Equinix, Inc.(2)	4,000	$721,640
Google, Inc., Class A(2)	4,100	2,787,057
LinkedIn Corp., Class A(2)	9,300	994,449
MercadoLibre, Inc.	9,800	822,906
Rackspace Hosting, Inc.(2)	24,007	1,529,006
VeriSign, Inc.(2)	10,100	374,407

		$7,229,465

IT Services — 3.5%
Accenture PLC, Class A	16,700	$1,125,747
Teradata Corp.(2)	10,100	689,931
Visa, Inc., Class A	10,800	1,498,608

		$3,314,286

Leisure Equipment & Products — 0.9%
Polaris Industries, Inc.	9,800	$828,100

		$828,100

Machinery — 2.0%
Colfax Corp.(2)	20,700	$711,873

Security	Shares	Value

Machinery (continued)
Eaton Corp.	11,800	$557,196
Stanley Black & Decker, Inc.	9,400	651,420

		$1,920,489

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	20,600	$800,928

		$800,928

Multiline Retail — 1.3%
Dollar General Corp.(2)	25,805	$1,254,639

		$1,254,639

Oil, Gas & Consumable Fuels — 3.9%
Concho Resources, Inc.(2)	12,900	$1,110,948
EOG Resources, Inc.	13,100	1,526,019
Range Resources Corp.	16,100	1,052,296

		$3,689,263

Pharmaceuticals — 2.4%
Allergan, Inc.	13,700	$1,231,904
Perrigo Co.	9,200	1,058,092

		$2,289,996

Real Estate Investment Trusts (REITs) — 1.0%
Public Storage, Inc.	6,400	$887,232

		$887,232

Road & Rail — 2.4%
J.B. Hunt Transport Services, Inc.	16,400	$962,680
Kansas City Southern	15,832	1,273,843

		$2,236,523

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(2)	54,500	$2,221,420
Cypress Semiconductor Corp.(2)	48,800	483,608
Mellanox Technologies, Ltd.(2)	8,300	638,851
Monolithic Power Systems, Inc.(2)	23,000	446,890

		$3,790,769

Software — 2.1%
Infoblox, Inc.(2)	55,543	$922,569
Splunk, Inc.(2)	9,304	260,977

19	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Software (continued)
VMware, Inc., Class A(2)	9,100	$771,407

		$1,954,953

Specialty Retail — 6.7%
Home Depot, Inc. (The)	16,400	$1,006,632
Ross Stores, Inc.	20,200	1,231,190
Sally Beauty Holdings, Inc.(2)	25,500	614,040
Tractor Supply Co.	18,700	1,799,688
Ulta Salon, Cosmetics & Fragrance, Inc.	5,100	470,322
Urban Outfitters, Inc.(2)	20,700	740,232
Williams-Sonoma, Inc.	10,500	485,415

		$6,347,519

Textiles, Apparel & Luxury Goods — 1.1%
lululemon athletica, inc.(2)	8,000	$552,080
Wolverine World Wide, Inc.	12,000	502,440

		$1,054,520

Thrifts & Mortgage Finance — 0.7%
ViewPoint Financial Group, Inc.	33,100	$688,480

		$688,480

Tobacco — 1.1%
Philip Morris International, Inc.	11,300	$1,000,728

		$1,000,728

Trading Companies & Distributors — 2.6%
United Rentals, Inc.(2)	17,500	$711,550
W.W. Grainger, Inc.	8,400	1,691,844

		$2,403,394

Total Common Stocks (identified cost $77,142,257)		$90,872,738

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$3,134	$3,133,920

Total Short-Term Investments (identified cost $3,133,920)		$3,133,920

Total Investments — 99.8% (identified cost $80,276,177)		$94,006,658

Covered Call Options Written — (0.0)%(4)

Security	Number of Contracts	Strike Price	Expiration Date	Value

Allergan, Inc.	14	$97.50	11/17/12	$(105)
Apple, Inc.	6	700.00	11/17/12	(141)
Biogen Idec, Inc.	8	165.00	11/17/12	(60)
Catamaran Corp.	16	57.50	11/17/12	(400)
Colgate-Palmolive Co.	7	110.00	11/17/12	(39)
EMC Corp.	41	27.00	11/17/12	(144)
Gilead Sciences, Inc.	18	75.00	11/17/12	(252)
Las Vegas Sands Corp.	16	47.00	11/17/12	(1,960)
LinkedIn Corp., Class A	9	125.00	11/17/12	(990)
Rackspace Hosting, Inc.	24	75.00	11/17/12	(360)
Range Resources Corp.	16	75.00	11/17/12	(120)
Tempur-Pedic International, Inc.	15	34.00	11/17/12	(37)
United Rentals, Inc.	15	40.00	11/17/12	(2,700)
Yum! Brands, Inc.	30	72.50	11/17/12	(1,155)

Total Covered Call Options Written (premiums received $28,504)				$(8,463)

Other Assets, Less Liabilities — 0.2%				$219,296

Net Assets — 100.0%				$94,217,491

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at October 31, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

(4)	Amount is less than 0.05%.

20	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Statement of Assets and Liabilities

Assets	October 31, 2012
Unaffiliated investments, at value (identified cost, $77,142,257)	$90,872,738
Affiliated investment, at value (identified cost, $3,133,920)	3,133,920
Cash	8,433
Dividends receivable	45,336
Interest receivable from affiliated investment	279
Receivable for investments sold	251,947
Tax reclaims receivable	10,202
Total assets	$94,322,855

Liabilities
Written options outstanding, at value (premiums received, $28,504)	$8,463
Payable to affiliates:
Investment adviser fee	53,553
Trustees’ fees	366
Accrued expenses	42,982
Total liabilities	$105,364
Net Assets applicable to investors’ interest in Portfolio	$94,217,491

Sources of Net Assets
Investors’ capital	$80,466,969
Net unrealized appreciation	13,750,522
Total	$94,217,491

21	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Statement of Operations

Investment Income	Year Ended October 31, 2012
Dividends (net of foreign taxes, $15,107)	$700,167
Interest allocated from affiliated investment	1,990
Expenses allocated from affiliated investment	(272)
Total investment income	$701,885

Expenses
Investment adviser fee	$657,989
Trustees’ fees and expenses	4,460
Custodian fee	76,143
Legal and accounting services	38,600
Miscellaneous	5,797
Total expenses	$782,989
Deduct —
Reduction of custodian fee	$11
Total expense reductions	$11

Net expenses	$782,978

Net investment loss	$(81,093)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$7,217,106
Investment transactions allocated from affiliated investment	41
Written options	516,090
Foreign currency transactions	162
Net realized gain	$7,733,399
Change in unrealized appreciation (depreciation) —
Investments	$2,230,257
Written options	2,890
Foreign currency	134
Net change in unrealized appreciation (depreciation)	$2,233,281

Net realized and unrealized gain	$9,966,680

Net increase in net assets from operations	$9,885,587

22	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income (loss)	$(81,093)	$97,242
Net realized gain from investment transactions, written options and foreign currency transactions	7,733,399	17,592,485
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	2,233,281	(6,865,877)
Net increase in net assets from operations	$9,885,587	$10,823,850
Capital transactions —
Contributions	$1,254,712	$23,827,543
Withdrawals	(20,743,689)	(51,290,189)
Net decrease in net assets from capital transactions	$(19,488,977)	$(27,462,646)

Net decrease in net assets	$(9,603,390)	$(16,638,796)

Net Assets
At beginning of year	$103,820,881	$120,459,677
At end of year	$94,217,491	$103,820,881

23	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2012	2011		2010		2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.77%	0.75%		0.76%		0.76%	0.76%
Net investment income (loss)	(0.08)%	0.08	%(2)	0.00	%(3)(4)	0.39%	0.54%
Portfolio Turnover	83%	139%		200%		205%	283%

Total Return	9.90%	8.57%		13.37%		21.24%	(43.60)%

Net assets, end of year (000’s omitted)	$94,217	$103,821		$120,460		$127,116	$140,510

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes special dividends equal to 0.21% of average daily net assets.

(3)	Includes special dividends equal to 0.10% of average daily net assets.

(4)	Amount is less than 0.005%.

24	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 58.0% and 42.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

25

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Notes to Financial Statements — continued

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser fee amounted to $657,989 or 0.65% of the Portfolio’s average daily net assets.

26

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $82,227,958 and $103,308,016, respectively, for the year ended October 31, 2012.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,303,940

Gross unrealized appreciation	$15,271,921
Gross unrealized depreciation	(1,569,203)

Net unrealized appreciation	$13,702,718

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at October 31, 2012 is included in the Portfolio of Investments.

Written options activity for the year ended October 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of year	1,640	$138,382
Options written	7,398	621,220
Options terminated in closing purchase transactions	(422)	(33,351)
Options exercised	(2,315)	(202,094)
Options expired	(6,066)	(495,653)

Outstanding, end of year	235	$28,504

At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities that it holds to generate premium income and/or to seek to reduce the Portfolio’s exposure to a decline in the stock price. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives.

27

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at October 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(8,463	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended October 31, 2012 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased options	$(42,786	)(1)	$—	(2)
Written options	516,090	(1)	2,890	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2012.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Notes to Financial Statements — continued

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$90,872,738 *	$—	$—	$90,872,738
Short-Term Investments	—	3,133,920	—	3,133,920

Total Investments	$90,872,738	$3,133,920	$—	$94,006,658

Liability Description

Covered Call Options Written	$(8,463)	$—	$—	$(8,463)

Total	$(8,463)	$—	$—	$(8,463)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

29

Tax-Managed Multi-Cap Growth Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Multi-Cap Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax- Managed Multi-Cap Growth Portfolio as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2012

30

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

October 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

31

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2000

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President	Of the Trust since 2011 and of the Portfolio since 2002	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President of the Trust	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

32

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

824-12/12	TMCAPSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/11	10/31/12
Audit Fees	$26,560	$28,090
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,480	$8,680
All Other Fees(3)	$900	$930

Total	$35,940	$37,700

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/11	10/31/12
Registrant	$9,380	$9,610
Eaton Vance(1)	$266,431	$566,619

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 19, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 19, 2012